consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and temporary investments, net	$ 864	$ 974
Accounts receivable	3,597	3,316
Income and other taxes receivable	205	124
Inventories	484	537
Contract assets	445	441
Prepaid expenses	682	617
Current derivative assets	36	83
Total	6,313	6,092
Non-current assets
Property, plant and equipment, net	17,248	17,084
Intangible assets, net	19,721	19,239
Goodwill, net	10,058	9,131
Contract assets	303	320
Other long-term assets	2,493	2,203
Total	49,823	47,977
Assets	56,136	54,069
Current liabilities
Short-term borrowings	104	104
Accounts payable and accrued liabilities	3,391	3,952
Income and other taxes payable	126	112
Dividends payable	550	502
Advance billings and customer deposits	971	891
Provisions	317	166
Current maturities of long-term debt	3,994	2,541
Current derivative liabilities	25	18
Total	9,478	8,286
Non-current liabilities
Provisions	744	538
Long-term debt	23,355	22,496
Other long-term liabilities	867	636
Deferred income taxes	4,390	4,455
Total	29,356	28,125
Liabilities	38,834	36,411
Owners' equity
Common equity	16,112	16,569
Non-controlling interests	1,190	1,089
Total	17,302	17,658
Total	56,136	54,069
Contingent liabilities